Statutory Reserves and Restricted Net Assets (Details)	12 Months Ended
Aug. 31, 2022
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Percentage of after-tax income	10.00%
Percentage of registered capital	50.00%
Statutory surplus reserve fund, description	For the years ended August 31, 2020, 2021 and 2022, the Group made apportions of RMB 622, RMB 1,909 and RMB 12,341 to the statutory surplus reserve fund, respectively, and RMB nil, RMB nil and RMB nil to the development fund, respectively.
Private School Sector [Member]
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Percentage of after-tax income	25.00%